Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	Iao Kun Group Holding Co Ltd
Entity Central Index Key	0001417754
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	IKGH
Entity Common Stock, Shares Outstanding	60,452,314
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes